Note 9 - Customer Deposits	9 Months Ended
Sep. 30, 2012
Deposit Liabilities Disclosures [Text Block]
9.     Customer Deposits

On July 10, 2011, an amount of $275,000 was received from the charterer of the LPG carrier “Gas Marathon” as a guarantee which is equal to one-month hire. On January 10, 2012, the time charter was extended for twelve months. The above amount will be returned to the charterer at the end of the time charter.